Deferred Compensation (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		101 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000					975,000
Common stock, per share		$ 0.10	$ 0.10	$ 0.10					$ 0.10
Proceeds from issuance of common stock								$ 96,500	$ 97,500		$ 105,500
Fair value of common stock issued during period	15,000	300,000	50,000	20,000
Deferred compensation					179,764		179,764		318,791		179,764
Consulting fees					40,329	4,167	120,555	4,167	40,792		194,847
November 1, 2012 [Member]
Mineral exploration costs							18,473		10,417
Deferred compensation					21,110		21,110		39,583		21,110
November 1, 2012 [Member]
Deferred compensation					8,344		8,344		15,834		8,344
Consulting fees							7,490		4,166
January 1, 2013 [Member]
Deferred compensation					150,310		150,310		263,374		150,310
Consulting fees							$ 113,064		$ 36,626